Quarterly Report
March 31, 2025
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II
FCI-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 1.8%
Rolls-Royce Holdings PLC (a)	470,492	$4,552,106
Singapore Technologies Engineering Ltd.	121,700	612,402
		$5,164,508
Alcoholic Beverages – 4.4%
Diageo PLC	133,673	$3,487,097
Heineken N.V.	86,465	7,047,621
Pernod Ricard S.A.	23,331	2,317,492
		$12,852,210
Apparel Manufacturers – 2.8%
Burberry Group PLC	64,765	$654,971
Kering S.A.	4,630	961,583
LVMH Moet Hennessy Louis Vuitton SE	10,611	6,624,686
		$8,241,240
Brokerage & Asset Managers – 2.8%
Deutsche Boerse AG	19,505	$5,748,802
London Stock Exchange Group PLC	16,532	2,451,559
		$8,200,361
Business Services – 3.8%
Compass Group PLC	90,478	$2,987,167
Experian PLC	87,059	4,034,962
Nomura Research Institute Ltd.	96,000	3,115,369
Sodexo	14,687	943,334
		$11,080,832
Chemicals – 0.5%
UPL Ltd.	211,973	$1,570,912
Computer Software – 8.5%
Dassault Systemes SE	80,585	$3,070,928
Kingsoft Corp.	220,000	1,067,241
OBIC Co. Ltd.	89,400	2,579,531
Oracle Corp. Japan	21,000	2,208,311
SAP SE	52,006	13,807,130
Totvs S.A.	175,900	1,028,623
Wisetech Global Ltd.	19,974	1,027,913
		$24,789,677
Computer Software - Systems – 7.2%
Amadeus IT Group S.A.	86,440	$6,624,169
Cap Gemini S.A.	30,874	4,616,751
Hitachi Ltd.	426,800	9,880,880
		$21,121,800
Construction – 0.9%
James Hardie Industries PLC, GDR (a)	73,773	$1,750,103
Kingspan Group PLC	12,202	986,824
		$2,736,927
Consumer Products – 2.9%
AmorePacific Corp.	17,955	$1,247,710
Haleon PLC	413,424	2,092,516
KOSE Corp.	5,300	219,788

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	70,847	$4,786,316
		$8,346,330
Electrical Equipment – 3.5%
Schneider Electric SE	44,033	$10,192,886
Electronics – 5.3%
ASML Holding N.V.	3,868	$2,559,444
Taiwan Semiconductor Manufacturing Co. Ltd.	467,000	13,018,936
		$15,578,380
Energy - Independent – 0.8%
Reliance Industries Ltd.	153,116	$2,277,368
Entertainment – 0.2%
Lottery Corp. Ltd.	159,164	$475,263
Food & Beverages – 3.5%
Nestle S.A.	101,834	$10,298,217
Food & Drug Stores – 0.4%
Sugi Holdings Co. Ltd.	67,200	$1,264,240
Gaming & Lodging – 2.5%
Aristocrat Leisure Ltd.	63,010	$2,544,646
Flutter Entertainment PLC (a)	16,412	3,636,079
Sands China Ltd. (a)	626,800	1,262,289
		$7,443,014
General Merchandise – 0.6%
Pan Pacific International Holdings Corp.	64,900	$1,776,516
Insurance – 2.3%
AIA Group Ltd.	887,800	$6,711,068
Interactive Media Services – 1.2%
LY Corp.	509,200	$1,721,820
NAVER Corp.	14,122	1,842,377
		$3,564,197
Leisure & Toys – 1.4%
Tencent Holdings Ltd.	64,700	$4,123,494
Machinery & Tools – 6.3%
Assa Abloy AB	175,548	$5,274,976
Delta Electronics, Inc.	257,000	2,832,847
GEA Group AG	67,967	4,112,013
RB Global, Inc.	61,688	6,191,305
		$18,411,141
Major Banks – 1.4%
DBS Group Holdings Ltd.	118,790	$4,076,808
Medical Equipment – 5.2%
EssilorLuxottica	27,192	$7,822,728
Qiagen N.V.	67,897	2,692,568
Sonova Holding AG	7,193	2,096,778

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Terumo Corp.	136,200	$2,557,139
		$15,169,213
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	328,100	$978,214
Oil Services – 0.5%
Tenaris S.A.	75,857	$1,481,356
Other Banks & Diversified Financials – 5.4%
Credicorp Ltd.	15,459	$2,877,847
Element Fleet Management Corp.	149,083	2,963,945
Grupo Financiero Banorte S.A. de C.V.	282,069	1,956,268
HDFC Bank Ltd.	253,038	5,389,691
Kasikornbank Co. Ltd.	236,400	1,127,560
Kotak Mahindra Bank Ltd.	56,886	1,445,037
		$15,760,348
Pharmaceuticals – 7.5%
AstraZeneca PLC	33,391	$4,879,917
Daiichi Sankyo Co. Ltd.	77,000	1,806,875
Merck KGaA	14,176	1,940,589
Novo Nordisk A.S., “B”	41,735	2,892,751
Roche Holding AG	31,541	10,370,760
		$21,890,892
Precious Metals & Minerals – 4.1%
Agnico Eagle Mines Ltd.	62,723	$6,795,555
Franco-Nevada Corp.	33,138	5,211,857
		$12,007,412
Railroad & Shipping – 0.8%
Canadian Pacific Kansas City Ltd.	32,230	$2,261,845
Restaurants – 0.7%
Yum China Holdings, Inc.	25,956	$1,351,269
Yum China Holdings, Inc.	11,200	582,925
		$1,934,194
Specialty Chemicals – 7.4%
Air Liquide S.A.	31,820	$6,055,399
Akzo Nobel N.V.	23,788	1,466,562
Linde PLC	16,396	7,634,633
Resonac Holdings Corp.	75,600	1,510,532
Sika AG	7,968	1,930,055
Symrise AG	28,681	2,967,921
		$21,565,102
Specialty Stores – 1.6%
Alibaba Group Holding Ltd.	148,800	$2,467,200
Zalando SE (a)	65,843	2,271,935
		$4,739,135
Total Common Stocks		$288,085,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.35% (v)	4,786,843	$4,787,322

Other Assets, Less Liabilities – (0.1)%		(215,618)
Net Assets – 100.0%		$292,656,804
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,787,322 and $288,085,100, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$943,334	$41,662,453	$—	$42,605,787
Germany	7,601,078	25,939,880	—	33,540,958
United Kingdom	9,338,422	20,588,189	—	29,926,611
Japan	219,788	28,421,213	—	28,641,001
Switzerland	—	24,695,810	—	24,695,810
Canada	23,424,507	—	—	23,424,507
Taiwan	—	15,851,783	—	15,851,783
United States	11,270,712	—	—	11,270,712
Netherlands	7,047,621	4,026,006	—	11,073,627
Other Countries	11,701,539	55,352,765	—	67,054,304
Investment Companies	4,787,322	—	—	4,787,322
Total	$76,334,323	$216,538,099	$—	$292,872,422
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,420,229	$26,182,827	$26,815,420	$420	$(734)	$4,787,322
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$43,740	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2025, are as follows:
France	14.6%
Germany	11.5%
United Kingdom	10.2%
Japan	9.8%
Switzerland	8.4%
Canada	8.0%
Taiwan	5.4%
United States	5.3%
Netherlands	3.8%
Other Countries	23.0%